DUE TO A DIRECTOR	12 Months Ended
Mar. 31, 2026
Due To Director
DUE TO A DIRECTOR

8.	DUE TO A DIRECTOR

As of March 31, 2026 and 2025, the amount due to a director, Mr. Thomas Ma, totalled $297,221 and $37,512, respectively. The balance comprises advances of $216,452 made through the Company’s Hong Kong subsidiary and $80,769 through the parent company, all of which are unsecured, interest-free, and repayable on demand. The balance represents temporary advances made by director, Mr. Ma to the Company for capital expenditure and working capital purpose.